Accumulated other comprehensive income (loss)	12 Months Ended
Mar. 31, 2025
Accumulated other comprehensive income [abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)

	Foreign currency differences on translation of foreign operations		Hedging reserve		Total accumulated other comprehensive income (loss)
	2025	2024	2025	2024	2025	2024
	$	$	$	$	$	$
Balance - Beginning of fiscal year	(4,234)	(2,932)	189	(125)	(4,045)	(3,057)

Foreign currency differences on translation of foreign operations	(732)	(1,302)	—	—	(732)	(1,302)
Change in net unrealized gain (loss) on cash flow hedging instruments	—	—	(2,753)	382	(2,753)	382
Deferred income tax recovery (expense)	—	—	68	(68)	68	(68)

Balance - End of fiscal year	(4,966)	(4,234)	(2,496)	189	(7,462)	(4,045)